Trade and other receivables - Summary of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Current trade receivables	$ 22,307	$ 12,926
Current receivables due from related parties	404	339
Current Receivables Related To Disposals	205	1,291
Other current receivables	2,874	2,628
Trade and other current receivables financial assets	25,790	17,184
Non-current
Non-current trade receivables	17	19
Non-current receivables due from related parties	89	10
Non-Current Receivables Related To Disposals	823	2,402
Other non-current receivables	472	637
Trade and other non-current receivables financial assets	1,401	3,068
Current
Current portion of sales taxes and production taxes	1,131	557
Other current receivables non-financial asset	218	207
Trade and other current receivables non-financial assets	1,349	764
Non-current
Non-current portion of sales taxes and production taxes	474	504
Other non-current receivables non-finance asset	818	779
Trade and other non-current receivables non-financial assets	1,292	1,283
Trade and other current receivables	27,139	17,948
Trade and other non-current receivables	2,693	4,351
Gulf of Mexico Oil Spill
Non-current
Current portion of reimbursement asset	$ 1	$ 32